Fair value measurements - Fair Value Measurements by Level (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets measured at fair value
Fixed maturity investments	$ 1,904.0	$ 1,681.0
Equity securities	10.7	405.2
Short-term investments	1,378.9	1,085.2
Other long-term investments	170.8	77.8
Total investments	3,464.4	3,249.2
Derivative instruments	4.5	11.4
Total assets measured at fair value	3,501.3	3,280.6
Liabilities measured at fair value
Contingent consideration liabilities	0.7	28.2
Derivative instruments	2.3	9.5
Total liabilities measured at fair value	3.0	37.7
U.S. government and government agency
Assets measured at fair value
Fixed maturity investments	137.9	110.5
Corporate debt securities
Assets measured at fair value
Fixed maturity investments	520.4	474.1
Asset-backed securities
Assets measured at fair value
Fixed maturity investments	683.7	486.8
Residential mortgage-backed securities
Assets measured at fair value
Fixed maturity investments	365.5	438.9
Commercial mortgage-backed securities
Assets measured at fair value
Fixed maturity investments	123.1	89.0
Non-U.S. government and government agency
Assets measured at fair value
Fixed maturity investments	67.5	63.0
Preferred stocks
Assets measured at fair value
Fixed maturity investments	4.7	17.0
U.S. States, municipalities and political subdivision
Assets measured at fair value
Fixed maturity investments	1.2	1.7
Fixed income mutual funds
Assets measured at fair value
Equity securities	1.9	175.3
Common stocks
Assets measured at fair value
Equity securities	8.8	228.1
Other equity securities
Assets measured at fair value
Equity securities	0.0	1.8
Hedge funds and private equity funds
Liabilities measured at fair value
Fair value of hedges	275.6	269.0
Loan participation
Assets measured at fair value
Loan participation	32.4	20.0
Level 1
Assets measured at fair value
Fixed maturity investments	158.3	140.8
Equity securities	10.7	403.4
Short-term investments	1,317.0	1,073.7
Other long-term investments	0.0	0.0
Total investments	1,486.0	1,617.9
Derivative instruments	3.9	1.3
Total assets measured at fair value	1,489.9	1,619.2
Liabilities measured at fair value
Contingent consideration liabilities	0.0	0.0
Derivative instruments	0.0	0.2
Total liabilities measured at fair value	0.0	0.2
Level 1 | U.S. government and government agency
Assets measured at fair value
Fixed maturity investments	130.8	109.1
Level 1 | Corporate debt securities
Assets measured at fair value
Fixed maturity investments	0.0	0.0
Level 1 | Asset-backed securities
Assets measured at fair value
Fixed maturity investments	0.0	0.0
Level 1 | Residential mortgage-backed securities
Assets measured at fair value
Fixed maturity investments	0.0	0.0
Level 1 | Commercial mortgage-backed securities
Assets measured at fair value
Fixed maturity investments	0.0	0.0
Level 1 | Non-U.S. government and government agency
Assets measured at fair value
Fixed maturity investments	27.5	31.7
Level 1 | Preferred stocks
Assets measured at fair value
Fixed maturity investments	0.0	0.0
Level 1 | U.S. States, municipalities and political subdivision
Assets measured at fair value
Fixed maturity investments	0.0	0.0
Level 1 | Fixed income mutual funds
Assets measured at fair value
Equity securities	1.9	175.3
Level 1 | Common stocks
Assets measured at fair value
Equity securities	8.8	228.1
Level 1 | Other equity securities
Assets measured at fair value
Equity securities	0.0	0.0
Level 1 | Loan participation
Assets measured at fair value
Loan participation	0.0	0.0
Level 2
Assets measured at fair value
Fixed maturity investments	1,742.9	1,523.2
Equity securities	0.0	1.8
Short-term investments	61.9	11.5
Other long-term investments	0.0	0.0
Total investments	1,804.8	1,536.5
Derivative instruments	0.0	0.0
Total assets measured at fair value	1,804.8	1,536.5
Liabilities measured at fair value
Contingent consideration liabilities	0.0	0.0
Derivative instruments	0.0	0.0
Total liabilities measured at fair value	0.0	0.0
Level 2 | U.S. government and government agency
Assets measured at fair value
Fixed maturity investments	7.1	1.4
Level 2 | Corporate debt securities
Assets measured at fair value
Fixed maturity investments	520.4	474.1
Level 2 | Asset-backed securities
Assets measured at fair value
Fixed maturity investments	683.7	486.8
Level 2 | Residential mortgage-backed securities
Assets measured at fair value
Fixed maturity investments	365.5	438.9
Level 2 | Commercial mortgage-backed securities
Assets measured at fair value
Fixed maturity investments	123.1	89.0
Level 2 | Non-U.S. government and government agency
Assets measured at fair value
Fixed maturity investments	40.0	31.3
Level 2 | Preferred stocks
Assets measured at fair value
Fixed maturity investments	1.9	0.0
Level 2 | U.S. States, municipalities and political subdivision
Assets measured at fair value
Fixed maturity investments	1.2	1.7
Level 2 | Fixed income mutual funds
Assets measured at fair value
Equity securities	0.0	0.0
Level 2 | Common stocks
Assets measured at fair value
Equity securities	0.0	0.0
Level 2 | Other equity securities
Assets measured at fair value
Equity securities	0.0	1.8
Level 2 | Loan participation
Assets measured at fair value
Loan participation	0.0	0.0
Level 3
Assets measured at fair value
Fixed maturity investments	2.8	17.0
Equity securities	0.0	0.0
Short-term investments	0.0	0.0
Other long-term investments	170.8	77.8
Total investments	173.6	94.8
Derivative instruments	0.6	10.1
Total assets measured at fair value	206.6	124.9
Liabilities measured at fair value
Contingent consideration liabilities	0.7	28.2
Derivative instruments	2.3	9.3
Total liabilities measured at fair value	3.0	37.5
Level 3 | U.S. government and government agency
Assets measured at fair value
Fixed maturity investments	0.0	0.0
Level 3 | Corporate debt securities
Assets measured at fair value
Fixed maturity investments	0.0	0.0
Level 3 | Asset-backed securities
Assets measured at fair value
Fixed maturity investments	0.0	0.0
Level 3 | Residential mortgage-backed securities
Assets measured at fair value
Fixed maturity investments	0.0	0.0
Level 3 | Commercial mortgage-backed securities
Assets measured at fair value
Fixed maturity investments	0.0	0.0
Level 3 | Non-U.S. government and government agency
Assets measured at fair value
Fixed maturity investments	0.0	0.0
Level 3 | Preferred stocks
Assets measured at fair value
Fixed maturity investments	2.8	17.0
Level 3 | U.S. States, municipalities and political subdivision
Assets measured at fair value
Fixed maturity investments	0.0	0.0
Level 3 | Fixed income mutual funds
Assets measured at fair value
Equity securities	0.0	0.0
Level 3 | Common stocks
Assets measured at fair value
Equity securities	0.0	0.0
Level 3 | Other equity securities
Assets measured at fair value
Equity securities	0.0	0.0
Level 3 | Loan participation
Assets measured at fair value
Loan participation	$ 32.4	$ 20.0